Goodwill And Intangible Assets (Schedule Of Acquired Other Intangibles) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Total, subject to amortization	$ 24,200,000
Total, Amount	38,783,000	7,166,000
Weighted-average amortization period, Years	14.0
Amortization expense of intangible assets	1,812,000	1,453,000	1,711,000
Use Rights [Member]
Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Other intangibles not subject to amortization	14,583,000	6,600,000
Noncompetition Agreements [Member]
Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Other intangibles subject to amortization	180,000	566,000
Weighted-average amortization period, Years	7.0	9.2
Customer Relationships [Member]
Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Other intangibles subject to amortization	16,610,000
Weighted-average amortization period, Years	11.6
Use Rights And Other [Member]
Acquired Finite And Indefinite Lived Intangible Assets By Major Class [Line Items]
Other intangibles subject to amortization	$ 7,410,000
Weighted-average amortization period, Years	19.5